Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 23.3	$ 14.2	$ 17.1